Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable [Abstract]
Account payable to the suppliers	$ 3,132,613	$ 2,546,418
Total accounts payable	$ 3,132,613	$ 2,546,418